Provisions (Tables)	12 Months Ended
Mar. 31, 2025
Other provisions [abstract]
Schedule of provisions

	Environmental £m	Decommissioning £m	Other £m	Total provisions £m
At 1 April 2023	1,891	297	454	2,642
Exchange adjustments	(37)	(2)	(8)	(47)
Additions[1]	600	34	138	772
Unused amounts reversed	(18)	(7)	(100)	(125)
Adjustment for change in discount rate	4	29	—	33
Unwinding of discount	85	11	6	102
Utilised	(107)	(9)	(149)	(265)
Reclassification to held for sale (note 10)	—	—	(3)	(3)
At 31 March 2024	2,418	353	338	3,109
Exchange adjustments	(47)	(5)	(1)	(53)
Additions	60	45	211	316
Unused amounts reversed	(126)	(8)	(16)	(150)
Adjustment for change in discount rate²	(82)	7	—	(75)
Unwinding of discount	105	13	5	123
Utilised	(139)	(6)	(58)	(203)
Reclassification to held for sale (note 10)	(17)	—	(1)	(18)
At 31 March 2025	2,172	399	478	3,049

	2025	2024
	£m	£m
Current	357	298
Non-current	2,692	2,811
	3,049	3,109
1.Included within prior year additions was a £496 million increase in provision related to changes in the scope of work required on the Group’s clean-up operations on the Gowanus Canal and nearby legacy MGP sites in Brooklyn, New York. These arose from remediation design changes as communicated in the prior year by US environmental agencies.
2.In the year, US environmental provisions decreased by £82 million as a result of the change in the real discount rate from 1.5% to 2.0%.

Schedule of environmental provision	The environmental provision is as follows:

	2025			2024
	Discounted £m	Real undiscounted £m	Real discount rate	Discounted £m	Real undiscounted £m	Real discount rate
UK sites	107	115	1.0%	108	118	1.0%
US sites	2,065	2,440	2.0%	2,310	2,579	1.5%
	2,172	2,555		2,418	2,697